RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of leases from related parties (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)
Prepaid Expense, Current, Related Parties	$ 31,689			¥ 0	¥ 217,600
Monthly Payment [Member]
Operating Leases, Rent Expense	240,000	¥ 1,680,000
Founders [Member]
Prepaid Expense, Current, Related Parties	19,311			0	132,600
Founders Family Member [Member]
Prepaid Expense, Current, Related Parties	$ 12,378			¥ 0	¥ 85,000
Nanjing Recon [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract			April 1, 2018 - March 31, 2020	April 1, 2018 - March 31, 2020
Nanjing Recon [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense			$ 8,738	¥ 60,000
Bhd [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract			January 1, 2019 - December 31, 2019	January 1, 2019 - December 31, 2019
Bhd [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense			$ 3,277	¥ 22,500
Bhd [Member] | Founders Family Member [Member]
Lessee, Operating Lease, Period of Contract			January 1, 2019 - December 31, 2019	January 1, 2019 - December 31, 2019
Bhd [Member] | Founders Family Member [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense			$ 6,917	¥ 47,500
Recon BJ [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract			July 1, 2019 - June 30, 2020	July 1, 2019 - June 30, 2020
Recon BJ [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense			$ 1,456	¥ 10,000